Taxes on Income - Schedule of Taxes on Income (tax benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes on Income (Tax Benefit) [Abstract]
Current		$ 4	$ 6
Deferred	$ (1,000)
Other
Income tax benefit	(1,000)	4	6
Domestic	(1,000)
Foreign		$ 4	$ 6